Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation Details
Income tax liability (benefit) at the U.S statutory income tax and California Franchise tax rates	(39.80%)	(39.80%)
Loss on marketable securities
Amortization of loan discount	2.90%	2.60%
Other differences	0.00%	0.10%
Change in valuation allowance	36.90%	37.10%
Total